ACCRUED EXPENSES AND OTHER LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
ACCRUED EXPENSES AND OTHER LIABILITIES.
Salary and welfare payable	¥ 624,166	$ 90,496	¥ 769,761
Customer deposits	218,366	31,660	282,666
Accrued expenses	86,270	12,508	73,545
Accrual for purchases of property and equipment	71,234	10,328	29,545
Other tax payables	12,005	1,741	40,741
Fair value accounting of financial instruments	5,452	790	14,918
Accrued contingent liabilities			200,114
Others	128,161	18,580	180,349
Total	¥ 1,145,654	$ 166,103	¥ 1,591,639